Employment Benefits - Principal Actuarial Assumptions Used for Measuring Defined Benefit Expenses and Defined Benefit Obligation (Detail)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Bottom of Range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.70%	2.50%	3.20%
Weighted average of salary increases	4.50%	5.30%	4.50%
Top of Range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.10%	3.50%	3.70%
Weighted average of salary increases	8.60%	7.10%	7.70%